Franchise arrangements - Schedule of Future Minimum Rent Payments Due to the Company Under Existing Franchised Agreements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Franchise Arrangements [Line Items]
2021	$ 50,973
2022	45,106
2023	39,398
2024	34,236
2025	30,862
Thereafter	145,103
Total	345,678
Owned sites
Franchise Arrangements [Line Items]
2021	3,312
2022	2,648
2023	2,413
2024	2,321
2025	2,315
Thereafter	9,754
Total	22,763
Leased sites
Franchise Arrangements [Line Items]
2021	47,661
2022	42,458
2023	36,985
2024	31,915
2025	28,547
Thereafter	135,349
Total	$ 322,915